Investments in joint ventures	6 Months Ended
Jun. 30, 2022
Investments in joint ventures
Investments in joint ventures

7. Investments in joint ventures

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2022	2021
Accumulated earnings of joint ventures	$54,184	$35,708

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of the Neptune) and SRV Joint Gas Two Ltd. (owner of the Cape Ann). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2022	2021	2022	2021
Time charter revenues	$22,155	$20,571	$43,423	$41,488
Operating expenses	(5,896)	(3,608)	(10,381)	(7,351)
Depreciation and amortization	(5,132)	(5,132)	(10,265)	(10,268)
Operating income	11,127	11,831	22,777	23,869
Unrealized gain (loss) on derivative instruments	1,675	68	11,433	15,414
Other financial expense, net	(3,914)	(5,518)	(8,210)	(10,909)
Income (loss) before tax	8,888	6,381	26,000	28,374
Income tax expense	—	—	—	—
Net income (loss)	$8,888	$6,381	$26,000	$28,374
Share of joint ventures owned	50%	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	4,444	3,190	13,000	14,187
Eliminations	76	77	154	154
Equity in earnings (losses) of joint ventures	$4,520	$3,267	$13,154	$14,341

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2022	2021
Cash and cash equivalents	$13,565	$15,013
Restricted cash	13,166	21,429
Other current assets	4,346	2,804
Total current assets	31,077	39,246
Restricted cash	13,158	13,111
Vessels, net of accumulated depreciation	471,981	478,861
Derivative instruments	8,422	1,453
Total long-term assets	493,561	493,425
Current portion of long-term debt	30,211	191,365
Amounts and loans due to owners and affiliates	1,436	1,113
Derivative instruments	9,917	14,065
Refund liabilities	1,436	1,920
Other current liabilities	8,077	8,460
Total current liabilities	51,077	216,923
Long-term debt	266,372	137,151
Loans due to owners and affiliates	20,405	15,022
Derivative instruments	35,618	47,320
Other long-term liabilities	28,854	30,593
Total long-term liabilities	351,249	230,086
Net assets (liabilities)	$122,312	$85,662
Share of joint ventures owned	50%	50%
Share of joint ventures net assets (liabilities) before eliminations	61,156	42,831
Eliminations	(6,972)	(7,123)
Accumulated earnings (losses) of joint ventures	$54,184	$35,708